The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 74.3%
	AGGREGATE BOND — 4.6%
86,002	Columbia Core Bond ETF	$2,578,340
21,782	Eaton Vance Short Duration Income ETF	1,107,724
60,319	Eaton Vance Total Return Bond ETF	3,058,776
10,910	JPMorgan International Bond Opportunities ETF	527,499
		7,272,339
	BROAD MARKET — 7.5%
11,221	State Street SPDR S&P 1500 Value Tilt ETF	2,672,922
16,425	Vanguard U.S. Momentum Factor ETF	4,098,202
28,022	Vanguard U.S. Multifactor ETF	4,959,053
		11,730,177
	CONVERTIBLE — 3.6%
46,798	iShares Convertible Bond ETF	5,697,188
	CORPORATE — 7.0%
45,996	iShares Investment Grade Systematic Bond ETF	2,074,880
90,080	Schwab 5-10 Year Corporate Bond ETF	2,039,411
55,809	State Street SPDR Portfolio High Yield Bond ETF	1,308,163
79,114	VanEck IG Floating Rate ETF	2,026,109
20,520	Vanguard Intermediate-Term Corporate Bond ETF	1,695,978
82,793	WisdomTree Interest Rate Hedged High Yield Bond Fund	1,863,397
		11,007,938
	EMERGING MARKETS — 2.7%
9,804	Avantis Emerging Markets Equity ETF	945,988
11,407	iShares MSCI Emerging Markets ex China ETF	1,166,936
41,237	KraneShares MSCI Emerging Markets ex China Index ETF	2,163,569
		4,276,493
	ENERGY — 0.2%
5,735	Global X Uranium ETF	250,619
	FIXED INCOME EMERGING MARKET — 0.9%
32,590	iShares J.P. Morgan EM High Yield Bond ETF	1,325,272
	GLOBAL — 3.1%
11,754	State Street SPDR Global Dow ETF	2,172,036
17,536	Vanguard Total World Stock ETF	2,752,275
		4,924,311
	GOVERNMENT — 1.9%
10,075	iShares 10-20 Year Treasury Bond ETF	1,011,026
21,285	iShares 7-10 Year Treasury Bond ETF	2,012,923
		3,023,949

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	HIGH YIELD BOND — 2.0%
67,418	Pacer Aristotle Pacific Floating Rate High Income ETF	$3,143,701
	INDUSTRIALS — 0.4%
1,000	Invesco Aerospace & Defense ETF	176,650
1,616	iShares U.S. Aerospace & Defense ETF	391,751
		568,401
	INFLATION PROTECTED — 0.5%
17,100	JPMorgan Inflation Managed Bond ETF	818,235
	INTERNATIONAL — 5.4%
8,022	Avantis International Small Cap Value ETF	826,667
57,202	Invesco Dorsey Wright Developed Markets Momentum ETF	3,197,586
26,431	Invesco S&P International Developed Momentum ETF	1,593,525
41,898	iShares MSCI International Value Factor ETF	1,752,175
24,419	Schwab International Small-Cap Equity ETF	1,175,042
		8,544,995
	LARGE-CAP — 16.9%
11,362	Franklin U.S. Core Dividend Tilt Index ETF	682,831
20,352	iShares Core S&P U.S. Growth ETF	3,828,008
4,614	iShares Morningstar Value ETF	467,121
15,024	iShares MSCI USA Value Factor ETF	3,001,946
79,594	Schwab Fundamental U.S. Large Co. ETF	2,475,373
8,370	Schwab U.S. Large-Cap Growth ETF	283,241
32,098	State Street SPDR Portfolio S&P 500 Growth ETF	3,819,341
54,182	State Street SPDR S&P 500 ESG ETF	3,951,493
10,780	Vanguard Growth ETF	928,589
906	Vanguard Large-Cap ETF	311,583
2,295	Vanguard Mega Cap ETF	627,981
4,283	Vanguard S&P 500 ETF	2,941,607
7,060	WisdomTree U.S. LargeCap Fund	549,197
26,948	WisdomTree U.S. Value Fund	2,741,151
		26,609,462
	MATERIALS — 1.2%
13,457	iShares MSCI Global Gold Miners ETF	869,322
34,591	iShares MSCI Global Silver and Metals Miners ETF	1,066,441
		1,935,763
	MID-CAP — 7.2%
70,189	Fidelity Enhanced Small Cap Core ETF	3,389,427
102,601	Invesco Nasdaq Next Gen 100 ETF	4,662,190
30,116	VictoryShares U.S. Small Mid Cap Value Momentum ETF	3,307,640
		11,359,257

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	OECD COUNTRIES — 1.0%
39,823	Fidelity Enhanced International ETF	$1,598,097
	PRECIOUS METALS — 0.7%
11,120	abrdn Physical Silver Shares ETF*	625,166
6,548	iShares Gold Trust*	494,440
		1,119,606
	SMALL-CAP — 4.2%
11,342	Vanguard Russell 2000 Growth	3,262,871
9,238	Vanguard Small-Cap Growth ETF	3,378,337
		6,641,208
	TECHNOLOGY — 0.2%
555	VanEck Semiconductor ETF	364,019
	THEMATIC — 3.1%
17,828	First Trust U.S. Equity Opportunities ETF	3,675,777
5,023	Global X Artificial Intelligence & Technology ETF	329,559
12,895	Global X U.S. Electrification ETF	446,296
5,784	Global X U.S. Infrastructure Development ETF	340,793
		4,792,425
	Total Exchange-Traded Funds
	(Cost $103,995,534)	117,003,455
	MUTUAL FUNDS — 23.6%
	AGGREGATE BOND — 1.5%
83,137	Allspring Core Plus Bond Fund - Class R6	929,477
79,873	Vanguard Core Bond Fund, Admiral Shares	1,437,714
		2,367,191
	BLEND LARGE CAP — 0.5%
17,040	DFA U.S. Large Co. Portfolio - Class Institutional	848,077
	BLEND MID CAP — 2.5%
88,118	Vanguard Strategic Equity Fund - Class Investor	3,987,344
	BLEND SMALL CAP — 2.0%
60,466	Vanguard Strategic Small-Cap Equity Fund - Class Investor	3,211,980
	EMERGING MARKETS BOND — 1.3%
79,057	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,986,709
	FOREIGN AGGREGATE BOND — 1.8%
246,907	Dodge & Cox Global Bond Fund - Class I	2,767,828

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	FOREIGN BLEND — 3.2%
47,478	Dimensional Global Equity Portfolio - Class Institutional	$2,104,228
128,610	Vanguard Global Capital Cycles Fund - Class Investor	2,922,015
		5,026,243
	FOREIGN GROWTH — 2.6%
32,463	New Economy Fund - Class R-6	2,965,134
54,401	Vanguard International Explorer Fund - Class Investor	1,194,636
		4,159,770
	FOREIGN VALUE — 1.3%
13,970	DFA International Small Cap Value Portfolio - Class Institutional	458,360
53,217	DFA International Value Portfolio - Class Institutional	1,658,761
		2,117,121
	GENERAL CORPORATE BOND — 2.4%
407,358	T Rowe Price Institutional Floating Rate Fund - Class Institutional	3,759,911
	GROWTH BROAD MARKET — 1.3%
26,447	New Perspective Fund - Class R-6	2,002,549
	GROWTH LARGE CAP — 0.1%
1,948	Nuveen Large Cap Growth Index Fund - Class R6	155,571
	HIGH YIELD BOND — 1.0%
152,062	American High-Income Trust - Class F-3	1,493,251
	VALUE MID CAP — 2.1%
74,426	DFA U.S. Targeted Value Portfolio - Class Institutional	3,234,548
	Total Mutual Funds
	(Cost $33,628,142)	37,118,093
	MONEY MARKET FUNDS — 2.1%
2,307,331	Gabelli U.S. Treasury Money Market Fund - Class AAA, 3.55%[1]	2,307,331
943,044	Morgan Stanley Institutional Liquidity Government Portfolio-Advisory Class, 3.25%[1]	943,044
	Money Market Funds
	(Cost $3,250,375)	3,250,375
	TOTAL INVESTMENTS — 100.0%
	(Cost $140,874,051)	157,371,923
	Other Assets in Excess of Liabilities — 0.0%	37,606
	TOTAL NET ASSETS — 100.0%	$157,409,529

*Non-income producing security.
[1]Effective 7 day yield as of June 30, 2026.